B. Summary of Significant Accounting Policies - Fair Value (Details)	Sep. 30, 2015 shares
Fair Value Inputs Level 1 Member
Fair Value Measurements
Redemption liability	0
Fair Value Inputs Level 2 Member
Fair Value Measurements
Redemption liability	275
Fair Value Inputs Level 3 Member
Fair Value Measurements
Redemption liability	0